UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska   68130

(Address of principal executive offices)

(Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

 9/30

Date of reporting period:    3/31/13

Item 1.  Reports to Stockholders.

Class A Shares (DAVAX)

Semi-Annual Report

March 31, 2013

1-855-445-9339

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Footprints Discover Value Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholder:

It is with great excitement and appreciation that we offer our inaugural shareholder letter for the Footprints Discover Value Fund (the “Fund”) that launched December 31, 2012.  Our “Absolute Value” strategy leads us to investments that are generally out of favor or experiencing distress.  We have good reason to be optimistic as we see the housing sector incrementally recover, and are encouraged by the  improving state of the consumer.  With memories of the credit crisis still fresh in our memories, we feel many investments remain substantially undervalued or mispriced.  Using our fundamental and technical analysis, we aim to maximize value by acquiring our positions when the market has steeply discounted them.

Performance

The Fund performed well in the last quarter (NAV +7.8%, Load Adjusted +1.6%) and moderately underperformed the overall market (S&P 500 +10.61%).  The Fund outperformed both Moderate (+5.67%) and Aggressive (+6.83%) Allocation Morningstar categories for the period, but underperformed our benchmark S&P 1500 Pure Value (+12.94%).

The launch of the Fund on December 31, 2012 necessitated that any initial allocations be made amidst a rallying market given that during the Fund’s initial month of operations, the S&P 500 returned 12.48%.  These conditions slowed the investment process, leading us to hold significant portion of the portfolio in cash (40-50%).  The portfolio continues to not be fully invested throughout this origination phase.  We attribute our reserved capital allocation for underperformance of the benchmark.  Despite the disparity between Fund performance and the benchmark, we are pleased that performance was so positive without requiring full (or near full) capital deployment.

Outlook

We have been witnessing a shift in the market where investors who crowded into low yielding bonds to protect principal have grown tired of little to no return.  Individuals have moved into higher yielding bonds and dividend stocks in an attempt to boost yields.  With interest rates at historic lows, we feel that equities are still significantly underutilized.

The rally in equities in the first quarter may warrant a correction where we expect at least a modest pullback in prices.  The fund retains a substantial cash balance that positively positions us to take advantage of price declines in promising opportunities.

1103-NLD-5/2/2013

Footprints Discover Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013

Shares		Value
	COMMON STOCK - 63.3%
	CHEMICALS - 5.4%
30,323	Zoltek Companies, Inc. *#	$ 362,360

	DIVERSIFIED FINANCIAL SERVICES - 10.0%
492,539	Doral Financial Corp. *	347,091
325,251	First Marblehead Corp. *	328,504
		675,595
	OIL & GAS SERVICES - 15.4%
44,900	ION Geophysical Corp. *	305,769
90,300	Key Energy Services, Inc. *	729,624
		1,035,393
	SEMICONDUCTORS - 4.9%
68,000	Silicon Image, Inc. *#	330,480

	TELECOMMUNICATIONS - 13.1%
15,000	Level 3 Communications, Inc. *	304,350
52,500	Polycom, Inc. *	581,700
		886,050
	TRANSPORTATION - 14.5%
120,000	Eagle Bulk Shipping, Inc. *#	422,400
189,005	Excel Maritime Carriers Ltd. *	219,246
44,100	YRC Worldwide, Inc. *	332,955
		974,601

	TOTAL COMMON STOCK ( Cost - $3,846,925)	4,264,479

	SHORT-TERM INVESTMENTS - 41.5%
	MONEY MARKET FUND - 41.5%
2,798,191	Dreyfus Treasury & Agency Cash Management - Institutional Shares, 0.01%+	2,798,191
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $2,798,191)

	TOTAL INVESTMENTS - 104.8% ( Cost - $6,645,116)	7,062,670
	OPTION CONTRACTS WRITTEN - (2.5)% (Premiums Received - $54,464)	(170,207)
	OTHER LIABILITIES LESS ASSETS - (2.3) %	(152,311)
	NET ASSETS - 100.0%	$6,740,152

The accompanying notes are an integral part of these financial statements.

Footprints Discover Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Contracts**		Value
	OPTION CONTRACTS WRITTEN* - (2.5) %
(1,200)	Eagle Bulk Shipping, Inc.	$ (78,000)
	Expiration April 2013, Exercise Price $3.00
(680)	Silicon Image, Inc.	(20,400)
	Expiration May 2013, Exercise Price $5.00
(243)	Zoltek Companies, Inc.	(71,807)
	Expiration March 2013, Exercise Price $9.00
	TOTAL OPTION CONTRACTS WRITTEN (Premiums Received - $54,464)	(170,207)

* Non-Income producing security.
** Each Written Call/Put Option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.
+ Interest rate reflects seven-day effective yield on March 31, 2013.
# Subject to call option written

At March 31, 2013, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was
an excess of value over cost:		$ 497,537
Aggregate gross unrealized depreciation for all investments for which there was
an excess of cost over value:		(195,726)
Net unrealized appreciation		$ 301,811

The accompanying notes are an integral part of these financial statements.

Footprints Discover Value Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2013

Assets:
Investments in Securities at Market Value (identified cost $6,645,116)	$ 7,062,670
Dividends and Interest Receivable	25
Receivable for Securities Sold	67,032
Due from Investment Adviser	21,663
Total Assets	7,151,390

Liabilities:
Option Contracts Written - (premiums $54,464 )	170,207
Payable for Securities Purchased	232,202
Accrued Distribution Fees	1,216
Accrued Expenses and Other Liabilities	7,613
Total Liabilities	411,238

Net Assets	$ 6,740,152

Composition of Net Assets:
At March 31, 2013, Net Assets consisted of:
Paid-in-Capital	$ 6,289,564
Undistributed Net Investment Loss	(18,720)
Accumulated Net Realized Gain From Investments and Option Contracts	167,497
Net Unrealized Appreciation on Investments and Option Contracts	301,811
Net Assets	$ 6,740,152

Net Asset Value Per Share
Class A Shares
Net Assets	$ 6,740,152
Shares of Beneficial Interest Outstanding (Unlimited shares of no par beneficial interest authorized)	625,212
Net Asset Value and Redemption Price per Share ($6,740,152/625,212 shares outstanding)(a)	$ 10.78
Maximum Offering Price Per Share (Maximum Sales Charge of 5.75%)(a)	$ 11.44

(a) Redemption of shares held less than 90 days may be assessed a redemption fee of 1.00%.

The accompanying notes are an integral part of these financial statements.

Footprints Discover Value Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period December 31, 2012* through March 31, 2013

Investment Income:
Dividend Income	$ 1,200
Interest Income	63
Total Investment Income	1,263

Expenses:
Investment Advisory Fees	15,156
Administration Fees	10,726
Transfer Agent Fees	7,746
Registration and Filing Fees	7,151
Fund Accounting Fees	6,435
Audit Fees	4,781
Trustees' Fees	4,576
Legal Fees	4,291
Chief Compliance Officer Fees	3,337
Printing Expense	2,861
Distribution Fees	2,526
Custody Fees	1,311
Insurance Expense	953
Non 12b-1 Shareholder Expense	596
Miscellaneous Expenses	477
Total Expenses	72,923
Less: Expenses Reimbursed by Adviser	(52,940)
Net Expenses	19,983
Net Investment Loss	(18,720)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on:
Investments	153,498
Options Written	13,999
167,497
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	417,554
Options Written	(115,743)
301,811

Net Realized and Unrealized Gain on Investments	469,308

Net Increase in Net Assets Resulting From Operations	$ 450,588
____
*Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Footprints Discover Value Fund
STATEMENT OF CHANGES IN NET ASSETS
March 31, 2013

Period
ended
March 31, 2013*
Operations:	(Unaudited)
Net Investment Loss	$ (18,720)
Net Realized Gain on Investments and Options Written	167,497
Net Change in Unrealized Appreciation on
Investments and Options Written	301,811
Net Increase in Net Assets Resulting From Operations	450,588

Capital Share Transactions:
Class A
Proceeds from Shares Issued	6,311,130
Cost of Shares Redeemed	(21,566)
Net Increase from Capital Share Transactions	6,289,564

Total Increase in Net Assets	6,740,152

Net Assets:
Beginning of Period	-
End of Period (including undistributed net investment loss of $18,720)	$ 6,740,152

SHARE ACTIVITY
Class A
Shares Sold	627,312
Shares Redeemed	(2,100)
Net increase in shares of beneficial interest outstanding	625,212

*Footprints Discover Value Fund commenced operations on December 31, 2012.

The accompanying notes are an integral part of these financial statements.

Footprints Discover Value Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

Class A
For the Period
Ended
March 31, 2013 (1)
(Unaudited)
Net Asset Value, Beginning of Period	$ 10.00
From Operations:
Net investment loss (a)	(0.05)
Net gain from investments
(both realized and unrealized)	0.83
Total from operations	0.78

Net Asset Value, End of Period	$ 10.78

Total Return (b)(d)	7.80%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 6,740
Ratio of expenses to average net assets,
before reimbursement (c)	7.12%
net of reimbursement (c)	1.95%
Ratio of net investment loss to average net assets (c)	(1.85)%
Portfolio turnover rate (d)	17%

__________
(1) Footprints Discover Value Fund commenced operations on December 31, 2012.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes the effect of sales charges.  Had the Adviser not absorbed a portion of the expenses, total return would have been lower.

(c) Annualized.
(d) Not annualized.

The accompanying notes are an integral part of these financial statements.

The Footprints Discover Value Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2013

1.

ORGANIZATION

The Footprints Discover Value Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The Fund has four classes of shares:  Class A shares, Class C shares, Class I shares and Class N shares.  Class C, Class I and Class N shares are not currently offered. Each class represents an interest in the same assets of the Fund but has different expenses.  The primary investment objective of the Fund is total return from capital appreciation and income.  The Fund commenced operations on December 31, 2012.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices

The Footprints Discover Value Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2013

were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Footprints Discover Value Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2013

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$ 4,264,479	$ -	$ -	$ 4,264,479
Short-Term Investments	2,798,191	-	-	$ 2,798,191
Total	$ 7,062,670	$ -	$ -	$ 7,062,670
Liabilities
Options Written	$ -	$ 170,207	$ -	$ 170,207
Total	$ -	$ 170,207	$ -	$ 170,207

The Fund did not hold any Level 3 securities during the period.

There were no transfers into and out of Level 1 and Level 2 during the current period presented.

It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*See Portfolio of Investments for Industry Classifications.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As the writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of March 31, 2013, the amount of unrealized appreciation (depreciation) and realized gain (loss) on option contracts subject to equity price risk amounted to $(115,743) and $13,999. Such figures can be found on the Statement of Assets and Liabilities and Statement of Operations. The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Fund.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

The Footprints Discover Value Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2013

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2012 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska State and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually.  Dividends and distributions to shareholders are recorded on the ex-dividend date.  Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (e.g. deferred losses) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the year.  Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Footprints Asset Management & Research, Inc. (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Fund.  For the period ended March 31, 2013, the Adviser earned advisory fees of $15,156.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in Underlying Funds, or extraordinary expenses such as litigation) at least until January 31, 2014, so that the total annual operating expenses of the Fund do not exceed 1.95% of the average daily net assets of Class A shares.  Contractual waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived.  For the period ended March 31, 2013, the Advisor waived and reimbursed fees of $52,940.

The Footprints Discover Value Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2013

Pursuant to separate servicing agreements with Gemini Fund Services, LLC ("GFS"), the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust III has adopted, on behalf of the Fund, a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. The Plan provides a monthly service and/or distribution fee that will be calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to Class A.  During the period ended March 31, 2013, pursuant to the Plan, the Fund paid $2,526.

Trustees – Effective January 2013, with the approval of the Board, the Fund pays its pro rata share of a total fee of $6,000 per quarter for each Independent Trustee, plus $3,500 per year for the Chairman of the Audit Committee and the Chairman of the Board of Trustees.  Previously, the Fund paid its pro rata share of a total fee of $3,000 per quarter for each Independent Trustee, plus $2,000 per year for the Chairman of the Audit Committee and the Chairman of the Board of Trustees. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the period ended March 31, 2013, amounted to $4,303,377 and $456,452, respectively.

5.           OPTION CONTRACTS WRITTEN

The number of option contracts written and the premiums received by the Fund during the period ended March 31, 2013, were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	-	$ -
Options written	3,153	95,117
Options closed	(400)	(10,679)
Options exercised	(370)	(24,254)
Options expired	(260)	(5,720)
Options outstanding, end of period	2,123	$ 54,464

The Footprints Discover Value Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2013

6.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 90 days. For the period ended March 31, 2013, the Fund did not assess any redemption fees.

7.

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in Dreyfus Treasury & Agency Cash Management (the “Dreyfus Money Market Fund”).  The Fund may redeem its investment from the Dreyfus Money Market Fund at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Dreyfus Money Market Fund. The financial statements of the Dreyfus Money Market Fund, including the portfolio of investments, can be found at www.dreyfus.com or the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of March 31, 2013 the percentage of the Fund’s net assets invested in the Dreyfus Money Market Fund was 41.5%.

8.

RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

9.

SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Footprints Discover Value Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

March 31, 2013

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (12/31/12)	Ending Account Value (3/31/13)	Annualized Expense Ratio	Expenses Paid During the Period*
Actual
Class A	$1,000.00	$1,078.00	1.95%	$ 5.00
Hypothetical (5% return before expenses)	Beginning Account Value (10/1/12)
Class A	$1,000.00	$1,015.21	1.95%	$ 9.80

   *Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 90 days and divided by 365 (to reflect the number of days in the period ended March 31, 2013).  Hypothetical expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period).

PORTFOLIO COMPOSITION** (Unaudited)

Oil & Gas Services	14.7%
Transportation	13.8%
Telecommunications	12.5%
Diversified Financial Services	9.6%
Chemicals	5.1%
Semiconductors	4.7%
Short-Term Investments	39.6%
100.0%

**Based on Portfolio Market Value as of March 31, 2013.

Approval of Advisory Agreement – Footprints Discover Value Fund

In connection with a meeting held on August 16, 2012, (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Agreement”) between Footprints Asset Management & Research (“FAM”) and the Trust, on behalf of the Footprints Discover Value Fund (the “Fund”).  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to comparable mutual funds or accounts; (e) the Fund’s overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from its fund-related operations; (g) compliance systems; (h) policies and procedures for personal securities transactions; and (i) the Fund’s performance compared with key indices.

In its consideration of the approval of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the nature of FAM’s operations and the experience of the portfolio manager and Chief Compliance Officer with respect to the Fund.  They reviewed financial information provided by FAM and discussed the presentation made by the representatives of FAM during the Meeting.  A Trustee noted that after his review of the portfolio manager’s work history provided in the board materials, he contacted an acquaintance at the portfolio manager’s previous employer and a positive reference was provided.  The Board concluded that FAM, although a relatively small firm, would be able to provide quality service to shareholders based on their firms very focused mandate.

Performance.  The Trustees reviewed the composite performance of other accounts for which FAM serves as investment adviser, measured by returns and standard deviation, which they agreed was above average.  They discussed the fact that the composite one year return of -8.31% underperformed the Dow Jones Average and the NASDAQ (3.75% and 5.82%, respectively), but that over the long term, including the 5 year, 10 year and since inception (12/31/93) periods, the composite out performed both benchmarks.  The Board concluded that FAM has the potential to deliver positive results for shareholders.

Fees and Expenses.  The Trustees compared the Fund’s advisory fee and estimated expense ratio to its peer group, and compared the advisory fee to FAM’s fees for managing other separate accounts.  The Board noted that although the proposed management fee was at the higher end of the peer group provided, FAM had agreed to a breakpoint at relatively low asset level, which puts the fee more in line with its peer group.  Additionally, the Board noted that the investment strategy is highly labor intensive due to the research conducted on potential investments, which justifies a higher fee.  The Trustees concluded that the Fund’s advisory fee was reasonable.

Economies of Scale.  The Board considered whether there will be economies of scale with respect to the management the Fund, and whether there is the potential for the realization of any further economies of scale.  The Trustees noted that FAM had agreed to a significant reduction of 0.20% to its management fee on assets above $50 million.  The Board also noted that FAM was willing to consider further breakpoints.  The Trustees noted that FAM believes that it would not be in shareholder’s best interests to allow the Fund to grow without limits, and that FAM would likely recommend closing the Fund.  After discussion, it was the consensus of the Board that based on the information provided by FAM regarding the expected asset growth and capacity issues, the proposed breakpoint was an appropriate level to share economies with shareholders.

Profitability.  The Board considered the anticipated profits to be realized by FAM in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered the side benefits to be realized by FAM from other activities related to the Fund, specifically soft dollars.  The Trustees concluded that because of the expense limitation agreement and expected asset levels, and based on FAM’s profitability estimates, the Board agreed that there was no realistic expectation the FAM would achieve excess profit within the initial term of the Agreement.

 Conclusion.  In the course of their deliberations, the Trustees did not identify any particular information or factor that was controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Agreement and concluded that the advisory fee is reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

PRIVACY NOTICE

Rev. April 2012

NORTHERN LIGHTS FUND TRUST III

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■

Social Security number and income

■

assets, account transfers and transaction history

■

investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■

open an account or give us contact information

■

provide account information or give us your income information

■

make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■

sharing for affiliates’ everyday business purposes—information about your creditworthiness

■

affiliates from using your information to market to you

■

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III does not jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 6-month period ending December 31st as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-445-9339 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-855-445-9339

Investment Adviser

Footprints Asset Management & Research, Inc.

11422 Miracle Hills Drive, Suite 208

Omaha, NE 68154

Administrator

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/10/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/10/13

By (Signature and Title)

/s/ Brian Curley

       Brian Curley, Treasurer

Date

6/10/13